INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS LIABILITIES - Income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEFERRED INCOME TAX ASSETS/LIABILITIES
Current tax expense	$ (18,630)	$ (364)	$ (329)
Deferred tax expense	(14,687)	(12,090)	(28,787)
Income tax (expense) benefit	$ (33,317)	$ (12,454)	$ (29,116)